Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Federal	$ 0	$ 0	$ 0
State	0	0	0
Foreign	(6)	0	(2)
Total current	(6)	0	(2)
Deferred
Federal	0	0	0
State	0	0	0
Foreign	3	(2)	2
Total deferred	3	(2)	2
Total income tax provision	$ (3)	$ (2)	$ 0